Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
9.	GOODWILL AND INTANGIBLE ASSETS
Goodwill
The change in goodwill during the year is as follows:

	2021	2020
Beginning of year	$2,333	$2,333
Acquired Goodwill	33,509	—
Impairment	—	—

End of year	$35,842	$2,333

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At December 31, 2021, the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value, resulting in no impairment of goodwill.
Acquired Intangible Assets
Acquired intangible assets were as follows at
year-end:

	2021		2020
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$1,566	$589	$656	$479
Trade name intangibles	348	15	—	—

Total	$1,914	$604	$656	$479

Aggregate amortization expense for the years ended December 31, 2021 and 2020 was $125 and $65, respectively.
Expected amortization for the next five years is as follows:

(In Thousands)
2022	$263
2023	238
2024	212
2025	185
2026	166